Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net Profit	$ 108	$ 2,191	$ 2,088	$ 11,501	$ 11,853
Adjustments for:
Income tax (credit)/expense	134	(51)	(85)	(118)	88
Depreciation	614	553	1,108	1,111	939
Finance costs	7	80	150	149	72
Interest income	(42)	(38)	(78)	(80)	(65)
Operating profit before working capital changes	821	2,735	3,183	12,563	12,887
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	(1,805)	(862)	91	(106)	(37)
Trade receivables	(563)	38	233	(95)	913
Prepayments and other current assets	(2)		8	(5)
Trade payables	(28)		28
Accruals and other payables	186	237	(159)	425	(27)
Income tax payable	(155)	(149)	(148)	(146)	(158)
Cash generated from/(used in) operating activities	(1,546)	1,999	3,236	12,636	13,578
Investing activities
Interest received	42	38	78	80	65
Payments for acquisition of property, plant and equipment		(1)	(258)	(1,763)	(2)
Cash generated from investing activities	42	37	(180)	(1,683)	63
Financing activities
Proceeds from bank borrowings	138			141
Repayments of bank borrowings		(140)	(139)
Issue of shares upon listing			8,050
Share issuance expenses			(1,166)
Interest paid	(1)	(73)	(137)	(136)	(61)
Amounts due to related parties	(275)	255	334	609	474
Lease payments	(6)	(16)	(27)	(29)	(29)
Cash generated from/(used in) financing activities	(144)	26	6,915	585	384
Increase/(decrease) in cash and cash equivalents	(1,648)	2,062	9,971	11,538	14,025
Cash and cash equivalents at the beginning of the period	43,015	34,166	34,166	23,174	10,793
Effect of exchange rate changes	728	(918)	(1,122)	(546)	(1,644)
Cash and cash equivalents at the end of the period	42,095	35,310	43,015	34,166	23,174
Supplemental disclosure of cash flows information
Cash paid during the period for income tax	155	149	148	146	158
Cash paid during the period for interest	$ 1	$ 73	$ 137	$ 136	$ 61